JOINT ARRANGEMENTS (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of financial position [Abstract]
Non Current assets	$ 172,687,225	$ 170,254,706
Current Assets	35,492,503	23,847,729
Total Assets	208,179,728	194,102,435
Non Current Liabilities	67,326,841	82,199,869
Current Liabilities	20,260,116	12,240,872
Total liabilities	87,586,957	94,440,741
Consolidated Statements of comprehensive income [Abstract]
Gross profit / (loss)	41,313,775	42,725,136	$ 49,700,476
Operating loss	34,083,180	31,155,818	40,602,521
Comprehensive income / (loss)	$ 20,931,077	4,960,243	26,313,599
UT [Member]
Joint Arrangements [Abstract]
Ownership interest percentage	51.00%
Consolidated Statements of financial position [Abstract]
Non Current assets	$ 0	0
Current Assets	189,085	250,371
Total Assets	189,085	250,371
Non Current Liabilities	0	0
Current Liabilities	379,399	574,052
Total liabilities	379,399	574,052
Consolidated Statements of comprehensive income [Abstract]
Gross profit / (loss)	27	6,887	(317,082)
Operating loss	(7,854)	(1,909)	(354,061)
Net Financial results	141,140	113,021	(43,295)
Comprehensive income / (loss)	$ 133,286	$ 111,112	$ (397,356)